Restructuring and Related Activities (Tables)	12 Months Ended
Feb. 24, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table details the changes in the restructuring reserve balance during the years ended February 24, 2023 and February 25, 2022:

	Workforce reductions	Business exit and related costs	Total
Balance as of February 26, 2021	$0.4	$—	$0.4
Payments	(0.4)	—	(0.4)
Balance as of February 25, 2022	$—	$—	$—
Restructuring costs	16.3	2.4	18.7
Payments	(12.3)	(2.4)	(14.7)
Balance as of February 24, 2023	$4.0	$—	$4.0